Commitments (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Payments for rent			$ 10,370	$ 18,486
Royalty expense	$ 67	$ 38	$ 123	$ 76